OTHER COMPREHENSIVE INCOME/(LOSS) AND ACCUMULATED OTHER COMPREHENSIVE LOSS - Reconciliation (Details) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
AOCI Balance	CAD (1,235)	CAD (934)	CAD (1,448)
Other comprehensive income/(loss) before reclassifications	162	(266)	435
Amounts reclassified from accumulated other comprehensive loss	134	(35)	79
Net current period other comprehensive income	296	(301)	514
AOCI Balance	(939)	(1,235)	(934)
Other comprehensive income/(loss) before reclassifications attributable to noncontrolling interest	306	130	66
Cash flow hedge losses expected to be reclassified within the next twelve months, before tax	83
Cash flow hedge losses expected to be reclassified within the next twelve months, net of tax	51
Currency translation adjustments
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
AOCI Balance	(518)	(629)	(707)
Other comprehensive income/(loss) before reclassifications	135	111	78
Net current period other comprehensive income	135	111	78
AOCI Balance	(383)	(518)	(629)
Cash flow hedges
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
AOCI Balance	(128)	(4)	(116)
Other comprehensive income/(loss) before reclassifications	(57)	(69)	71
Amounts reclassified from accumulated other comprehensive loss	88	(55)	41
Net current period other comprehensive income	31	(124)	112
AOCI Balance	(97)	(128)	(4)
Pension and OPEB plan adjustments
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
AOCI Balance	(281)	(197)	(287)
Other comprehensive income/(loss) before reclassifications	51	(102)	67
Amounts reclassified from accumulated other comprehensive loss	32	18	23
Net current period other comprehensive income	83	(84)	90
AOCI Balance	(198)	(281)	(197)
Equity Investments
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
AOCI Balance	(308)	(104)	(338)
Other comprehensive income/(loss) before reclassifications	33	(206)	219
Amounts reclassified from accumulated other comprehensive loss	14	2	15
Net current period other comprehensive income	47	(204)	234
AOCI Balance	CAD (261)	CAD (308)	CAD (104)